UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2012

MFS® INVESTMENT GRADE MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS

8/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 144.2%
Airport Revenue - 4.8%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$650,000	$762,218
Dallas Fort Worth, TX, International Airport Rev., “D”, 5%, 2038	935,000	1,005,284
Houston, TX, Airport System Rev., “B”, 5%, 2026	160,000	185,301
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	140,000	155,595
Massachusetts Port Authority Rev., “A”, 5%, 2037	35,000	38,686
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	195,000	223,893
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	225,000	257,996
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 2025	2,000,000	2,368,020
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	710,000	792,261

		$5,789,254
General Obligations - General Purpose - 4.0%
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 2029	$855,000	$1,005,591
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	745,000	775,329
Las Vegas Valley, NV, Water District, “C”, 5%, 2029	755,000	876,547
Luzerne County, PA, AGM, 6.75%, 2023	370,000	437,777
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “F”, 5.25%, 2024	325,000	345,293
State of California, 5.75%, 2019	70,000	71,883
State of California, 5.25%, 2028	270,000	319,332
State of California, 5.25%, 2030	645,000	747,007
State of Hawaii, “DZ”, 5%, 2031	180,000	214,934

		$4,793,693
General Obligations - Improvement - 0.1%
New Orleans, LA, 5%, 2030	$45,000	$50,598
New Orleans, LA, 5%, 2031	65,000	72,730

		$123,328
General Obligations - Schools - 3.5%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$130,000	$60,923
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	235,000	104,573
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	470,000	197,945
Chicago, IL, Board of Education, “A”, 5%, 2041	1,000,000	1,086,990
Frenship, TX, Independent School District, AGM, 5%, 2033	1,000,000	1,086,040
Los Angeles, CA, Unified School District, “D”, 5%, 2034	95,000	107,385
Pomona, CA, Unified School District, “A”, NATL, 6.45%, 2022	1,000,000	1,244,200
West Contra Costa, CA, Unified School District, “B”, NATL, 6%, 2024	250,000	311,575

		$4,199,631
Healthcare Revenue - Hospitals - 21.3%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	$405,000	$337,357
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	165,000	184,386
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	105,000	115,674
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	195,000	222,799
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	535,000	641,711
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 2038	360,000	390,636
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2042	325,000	353,587
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	355,000	383,815
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	205,000	252,357
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	250,000	312,425
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	850,000	904,273
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	380,000	431,490

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	$400,000	$519,712
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	460,000	535,629
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	395,000	473,016
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	45,000	48,785
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	705,000	750,416
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	150,000	156,764
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	470,000	544,500
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	845,000	896,190
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	255,000	292,664
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	85,000	98,260
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	440,000	520,797
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	265,000	288,248
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	35,000	38,834
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	85,000	92,785
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	180,000	194,963
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	415,000	445,955
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	385,000	403,045
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	45,000	46,300
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	175,000	212,662
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	265,000	280,110
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Regional), “C”, 5.75%, 2013	95,000	95,185
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), “F”, 5.75%, 2029	370,000	370,540
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Variety Children’s Hospital), “A”, 6.125%, 2042	195,000	228,889
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	750,000	841,868
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	45,000	48,397
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	35,000	36,863
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	445,000	519,279
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	300,000	301,995
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	415,000	441,925
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	165,000	199,779
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	100,000	117,054
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	245,000	274,559
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	855,000	1,010,277
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	525,000	609,509
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	230,000	296,295
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	555,000	607,736
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Le Bonheur Healthcare), 5%, 2042	180,000	195,338
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	535,000	566,613
South Carolina Jobs & Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2023	390,000	393,783
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	95,000	102,656
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	105,000	120,483
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	155,000	177,664
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (HealthPartners Obligated Group), 5.25%, 2023	325,000	349,209
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	1,365,000	1,457,342
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	135,000	140,908
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	1,000,000	12,500
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	265,000	282,432
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	220,000	231,125
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 5.5%, 2027	560,000	626,293
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 2041	85,000	101,099

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	$695,000	$817,570
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	570,000	629,394
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	285,000	295,217
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	175,000	179,111
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	185,000	207,620
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	55,000	60,794
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc. Project), 5.375%, 2018	385,000	409,713
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	195,000	212,802
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	100,000	118,514
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	695,000	725,601

		$25,784,076
Healthcare Revenue - Long Term Care - 6.6%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	$500,000	$376,315
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	506,540
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Friendship Village South), “A”, 5.25%, 2013	500,000	519,190
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	680,000	684,971
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	570,000	637,682
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	250,000	255,450
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	115,000	137,269
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	405,000	405,097
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	500,000	508,160
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	250,000	252,575
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	350,000	356,951
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	190,000	216,524
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	95,000	95,115
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	200,000	203,620
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	300,000	304,914
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	310,000	315,416
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	100,000	100,516
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	140,000	148,712
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	85,000	85,713
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	400,000	446,268
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	480,000	495,739
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	40,000	44,367
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	315,000	344,046
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	500,000	558,680

		$7,999,830
Healthcare Revenue - Other - 0.2%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$250,000	$259,985

Human Services - 0.2%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5%, 2024	$250,000	$253,423

Industrial Revenue - Airlines - 0.2%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$125,000	$152,240
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	95,000	104,312

		$256,552
Industrial Revenue - Chemicals - 0.5%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$590,000	$634,586

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Environmental Services - 0.7%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$155,399
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	305,000	333,191
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	335,000	363,415

		$852,005
Industrial Revenue - Other - 2.1%
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	$25,246	$252
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	250,000	250,223
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	315,000	301,543
Michigan Strategic Fund Ltd. Obligation Rev. (Michigan Sugar Co., Carrollton), 6.55%, 2025	250,000	231,505
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	500,000	502,795
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 2021	1,000,000	1,254,410

		$2,540,728
Industrial Revenue - Paper - 0.8%
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5.75%, 2027	$250,000	$261,445
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	320,000	333,046
Sabine River, LA, Water Facilities Authority Rev. (International Paper Co.), 6.2%, 2025	310,000	312,843

		$907,334
Miscellaneous Revenue - Entertainment & Tourism - 0.8%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$200,000	$233,026
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	130,000	148,212
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	350,000	322,326
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	250,000	271,080

		$974,644
Miscellaneous Revenue - Other - 3.5%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$95,000	$104,485
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	190,000	207,351
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	155,000	168,696
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	90,000	95,075
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	50,000	57,536
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	250,000	288,570
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	95,000	102,918
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	465,000	521,753
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	40,000	43,750
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	185,000	209,352
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	435,000	501,764
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2031	200,000	230,874
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	500,000	552,280
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	600,000	672,714
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	35,000	38,160
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	405,000	394,490
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	85,000	84,199

		$4,273,967
Multi-Family Housing Revenue - 3.3%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$500,215
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032 (d)(q)	355,000	159,580
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2019 (n)	500,000	557,195
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	500,000	513,705
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038	364,461	331,699
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049 (b)(z)	1,000,000	675,230

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	$227,741	$222,614
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood/Juniper, Pine Tree Harbor, & Conifer South), GNMA, 5.05%, 2037	1,040,000	1,067,404

		$4,027,642
Parking - 0.3%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$285,000	$320,021

Port Revenue - 0.1%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$150,000	$162,531

Sales & Excise Tax Revenue - 5.0%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$250,000	$158,943
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	155,000	182,260
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	310,000	362,889
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	60,000	70,027
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2040	410,000	466,879
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	560,000	676,228
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	480,000	559,646
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	350,000	466,060
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2031	335,000	445,071
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2032	720,000	854,827
Miami-Dade County, FL, Transit Sales Surtax Rev., 5%, 2037	255,000	287,446
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	375,000	387,754
Tampa Bay, FL, Sports Authority Rev. (Tampa Bay Arena), NATL, 5.75%, 2025	1,000,000	1,148,650

		$6,066,680
Single Family Housing - Local - 0.6%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$212,971	$216,960
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	500,000	510,710

		$727,670
Single Family Housing - State - 2.0%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	$430,000	$440,342
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 2042	215,000	224,213
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	860,000	880,752
Maine Housing Authority Mortgage, “A-2”, 4.95%, 2027	315,000	318,493
Montana Board Housing (Single Family Mortgage), “A”, 5%, 2036	585,000	590,277

		$2,454,077
Solid Waste Revenue - 1.3%
Delaware County, PA, Industrial Development Authority Rev. (American Ref-Fuel), “A”, 6.1%, 2013	$240,000	$240,353
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.45%, 2012	1,250,000	1,253,738
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	55,000	62,707

		$1,556,798
State & Agency - Other - 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$100,000	$103,164

State & Local Agencies - 5.8%
Berkeley County, SC, School District Installment Lease (Securing Assets for Education), 5%, 2028	$500,000	$524,055
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	250,000	271,573
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)(f)	500,000	519,445
Lancaster, SC, Educational Assistance Program, Inc., School District Lancaster County Project, 5%, 2026	550,000	581,427
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	350,000	367,581

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 2016	$1,575,000	$1,729,728
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	350,000	365,803
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	105,000	121,407
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	205,000	236,943
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 5.5%, 2031	300,000	315,720
Riverside, MO, Tax Increment Rev. (L-385 Levee Project), 5.25%, 2020	500,000	522,090
St. Louis, MO, Industrial Development Authority Leasehold Rev. (Convention Center Hotel), Capital Appreciation, AMBAC, 0%, 2018	300,000	221,829
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2024	1,000,000	1,218,860

		$6,996,461
Student Loan Revenue - 1.0%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$180,000	$200,354
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	180,000	200,752
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	15,000	16,762
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	320,000	356,880
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	335,000	371,686

		$1,146,434
Tax - Other - 2.5%
Dallas County, TX, Flood Control District, 7.25%, 2032	$500,000	$507,310
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	350,000	405,734
New Jersey Economic Development Authority Rev., 5%, 2025	70,000	78,687
New Jersey Economic Development Authority Rev., 5%, 2026	35,000	39,159
New Jersey Economic Development Authority Rev., 5%, 2028	15,000	16,599
New Jersey Economic Development Authority Rev., 5%, 2029	15,000	16,535
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, 5%, 2026	1,780,000	1,794,222
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	186,427

		$3,044,673
Tax Assessment - 2.7%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	$185,000	$205,443
Celebration Community Development District, FL, “A”, 6.4%, 2034	210,000	213,637
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	610,000	636,041
Du Page County, IL, Special Service Area (Monarch Landing Project), 5.4%, 2016	129,000	133,632
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	130,000	124,690
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	300,000	303,297
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	225,000	227,918
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	717,000	711,744
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	435,000	331,944
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037 (a)(d)	470,000	202,100
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (a)(d)	480,000	182,400

		$3,272,846
Tobacco - 5.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$1,780,000	$1,499,223
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	425,000	360,829
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	150,000	175,233
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,145,000	1,341,848
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	300,000	306,681
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,610,000	1,327,992
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	65,000	68,857

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	$675,000	$759,206
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	460,000	477,595

		$6,317,464
Toll Roads - 4.0%
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	$175,000	$220,180
North Texas Tollway Authority Rev., 6%, 2038	620,000	722,728
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	1,000,000	1,157,360
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., Capital Appreciation, “A”, NATL, 0%, 2015	2,000,000	1,843,720
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 2025	235,000	284,869
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	105,000	114,496
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	175,000	200,274
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	275,000	302,346

		$4,845,973
Transportation - Special Tax - 6.5%
Arizona Transportation Board Highway Rev., “B”, 5%, 2031	$1,000,000	$1,139,230
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 2030	1,000,000	1,182,840
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 2036	2,000,000	2,274,640
Regional Transportation Authority, IL, “C”, FGIC, 7.75%, 2020	1,000,000	1,236,360
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2028	405,000	486,547
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2029	405,000	484,340
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2030	385,000	458,331
State of Hawaii, Highway Rev., “A”, 5%, 2030	305,000	363,557
State of Hawaii, Highway Rev., “A”, 5%, 2031	120,000	142,385
State of Hawaii, Highway Rev., “A”, 5%, 2032	80,000	94,490

		$7,862,720
Universities - Colleges - 25.3%
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	$350,000	$377,815
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	135,000	149,141
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 5%, 2042	530,000	548,486
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2036	75,000	90,508
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	535,000	613,474
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	110,479
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	70,000	80,436
California State University Rev., “A”, 5%, 2037	805,000	913,675
District of Columbia Rev. (Georgetown University), Capital Appreciation, BHAC, 0% to 2018, 5% to 2040	1,430,000	1,164,592
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 2040	645,000	745,149
Grand Valley, MI, State University Rev., 5.5%, 2027	115,000	129,669
Grand Valley, MI, State University Rev., 5.625%, 2029	55,000	61,772
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	490,000	547,776
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2025	130,000	150,120
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2026	95,000	109,147
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2028	20,000	22,763
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	335,000	321,292
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	335,000	311,754
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	545,000	614,836
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	125,000	140,876
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	145,000	161,059
Indiana University Rev., “A”, 5%, 2029	80,000	98,194
Indiana University Rev., “A”, 5%, 2030	45,000	54,624
Indiana University Rev., “A”, 5%, 2031	45,000	54,365
Indiana University Rev., “A”, 5%, 2032	45,000	54,149
Indiana University Rev., “A”, 5%, 2037	130,000	152,045

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	$100,000	$106,309
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	100,000	105,806
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	125,000	145,949
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	225,000	266,621
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	415,000	483,404
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	370,000	414,145
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	125,000	140,518
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	460,000	561,499
New York Dormitory Authority Rev. (Columbia University), 5%, 2038 (u)	15,000,000	17,140,950
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	45,000	48,461
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	115,000	119,069
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	175,000	206,175
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	75,000	87,712
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	75,000	87,455
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	135,000	154,555
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	535,000	629,090
University of Minnesota, “A”, ETM, 5.75%, 2014 (c)	500,000	545,755
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	210,000	261,515
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	190,000	218,831
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	65,000	74,576
Waco Education Finance Corp. Rev. (Baylor University), 5%, 2043	675,000	768,987
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	225,000	251,188

		$30,596,766
Universities - Dormitories - 1.6%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$285,000	$310,510
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	500,000	516,490
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	220,000	239,382
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	390,000	453,352
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	200,000	207,720
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	65,000	73,344
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	85,000	95,464

		$1,896,262
Universities - Secondary Schools - 1.1%
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	$100,000	$112,464
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	70,000	78,964
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	230,000	250,548
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 4%, 2027	25,000	24,833
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 2037	40,000	40,968
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	150,000	172,433
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	385,000	454,450
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	60,000	62,620
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	150,000	157,677

		$1,354,957
Utilities - Cogeneration - 0.5%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	$225,000	$230,879
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	320,000	320,150

		$551,029
Utilities - Investor Owned - 7.5%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	$270,000	$33,877
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	195,000	230,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Clark County, NV, Industrial Development Rev. (Southwest Gas Corp. Project), “E”, 5.8%, 2038 (b)	$250,000	$255,570
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	400,000	446,728
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	410,000	475,662
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	70,000	84,337
Matagorda County, TX, Navigation District 1 (Houston Lighting), AMBAC, 5.125%, 2028	2,000,000	2,317,600
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,000,000	1,002,020
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	262,413
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	495,000	591,466
Petersburg, IN, Pollution Control Rev. (Indianapolis Power & Light), NATL, 5.4%, 2017	2,500,000	2,907,725
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	485,000	517,529

		$9,125,052
Utilities - Municipal Owned - 3.3%
Long Island, NY, Power Authority, “A”, 5%, 2038	$670,000	$743,914
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, 5%, 2036	1,000,000	1,169,490
New York Power Authority Rev., “ A”, 5%, 2038	1,000,000	1,154,370
Puerto Rico Electric Power Authority, Power Rev., “A”, 5%, 2042	330,000	335,099
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	335,000	392,071
Salt River, AZ, Project Agricultural Improvement & Power District Electric, “A”, 5%, 2032	190,000	217,841

		$4,012,785
Utilities - Other - 3.7%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	$120,000	$135,452
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	250,000	283,548
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	190,000	223,423
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	425,000	538,764
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	795,000	844,107
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	790,000	841,737
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	180,000	200,479
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	205,000	225,570
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	300,000	331,107
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	610,000	667,066
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	185,000	196,790

		$4,488,043
Water & Sewer Utility Revenue - 11.5%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$290,000	$366,282
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 2035	1,000,000	1,194,080
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	430,000	456,806
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	505,000	533,836
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	125,000	150,599
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	120,000	143,401
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	75,000	89,031
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	15,000	17,688
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	340,000	385,322
East Bay, CA, Municipal Utility District, Water System Rev., “A”, 5%, 2028	1,500,000	1,811,445
Fulton County, GA, Water & Sewer Rev., 5%, 2026	320,000	379,744
Fulton County, GA, Water & Sewer Rev., 5%, 2027	215,000	254,607
Houston, TX, Utility System Rev., “D”, 5%, 2036	355,000	405,520
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2029	1,000,000	1,212,040
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	600,000	797,814
Metropolitan Water District of Salt Lake & Sandy (Water Rev. Project), “A”, 5%, 2037	215,000	250,533
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 2025	200,000	246,434
New York Environmental Facilities, “C”, 5%, 2041	255,000	292,913
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 2034	1,610,000	1,859,421

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
North Texas Municipal Water District, Water System Rev., 4%, 2031	$1,000,000	$1,071,770
Orange County, CA, Sanitation District, Wastewater Rev., “A”, 4%, 2033	750,000	818,100
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 2036	1,000,000	1,118,120

		$13,855,506
Total Municipal Bonds		$174,428,590

Floating Rate Demand Notes - 0.6%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.16%, due 9/04/12	$400,000	$400,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.16%, due 9/04/12	400,000	400,000
Total Floating Rate Demand Notes		$800,000

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	112,285	$112,285
Total Investments		$175,340,875

Other Assets, Less Liabilities - (4.6)%		(5,619,363)

Preferred shares (Issued by the Fund) - (40.3)%		(48,750,000)
Net assets applicable to common shares - 100.0%		$120,971,512

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,150,601 representing 1.0% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049	11/02/05	$1,000,000	$675,230
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	229,373	222,614
Total Restricted Securities			$897,844
% of Net assets applicable to common shares			0.7%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 8/31/12

Futures Contracts Outstanding at 8/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures Contracts
U.S. Treasury Note 10 yr (Short)	USD	90	$12,034,688	December - 2012	$(90,315)
U.S. Treasury Bond 30 yr (Short)	USD	31	4,693,594	December - 2012	(62,109)

					$(152,424)

At August 31, 2012, the fund had liquid securities with an aggregate value of $235,828 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$174,428,590	$—	$174,428,590
Short Term Securities	—	800,000	—	800,000
Mutual Funds	112,285	—	—	112,285
Total Investments	$112,285	$175,228,590	$—	$175,340,875

Other Financial Instruments
Futures Contracts	$(152,424)	$—	$—	$(152,424)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$151,753,591
Gross unrealized appreciation	$17,904,661
Gross unrealized depreciation	(1,863,952)
Net unrealized appreciation (depreciation)	$16,040,709

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Fund	506,758	20,571,940	(20,966,413)	112,285

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Fund	$—	$—	$1,136	$112,285

(4) Subsequent Event

On September 12, 2012, the fund issued 1,917 of Variable Rate Municipal Term Preferred Shares (VMTP) at a stated value of $25,000 per share. Proceeds from the issuance of VMTP shares were used to redeem 98.3% of the fund’s outstanding Auction Rate Preferred Shares (ARPS) at a price equal to 95% of the ARPS’ per share liquidation preference of $25,000, or $23,750 per share, plus any unpaid dividends.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: October 17, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2012

*	Print name and title of each signing officer under his or her signature.